UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Money Market Fund

February 29, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--102.3%	Rate (%)	Date	Amount ($)		Value ($)
New York--98.3%
Addison Central School District,
GO Notes, BAN	1.50	6/15/12	1,300,000	a	1,303,006
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.21	3/7/12	2,475,000	b	2,475,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.26	3/7/12	3,575,000	a,b	3,575,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.26	3/7/12	6,805,000	a,b	6,805,000
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.31	3/7/12	1,120,000	b	1,120,000
Cayuga County,
GO Notes, BAN	1.25	2/8/13	1,000,000		1,006,069
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	3,300,000	a	3,311,975
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,600,000	a	1,603,339
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,695,000	a	2,702,923
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.28	3/7/12	1,140,000	b	1,140,000

Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.21	3/7/12	4,065,000	b	4,065,000
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,900,000	a	2,905,762
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank
of Tokyo-Mitsubishi UFJ)	0.14	3/7/12	4,860,000	b	4,860,000
Middletown,
GO Notes, BAN	0.75	7/31/12	1,000,000		1,001,549
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.21	3/7/12	6,295,000	b	6,295,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.21	3/7/12	2,420,000	a,b	2,420,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.17	3/7/12	3,095,000	b	3,095,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC; TD
Bank)	0.26	3/7/12	1,085,000	b	1,085,000
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project) (LOC; Bank
of America)	0.25	3/7/12	3,600,000	b	3,600,000
New York City,
GO Notes (Liquidity Facility;
Bank of America)	0.19	3/1/12	1,000,000	b	1,000,000
New York City,

GO Notes (Liquidity Facility;
Bank of Nova Scotia)	0.12	3/7/12	7,000,000	b	7,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	2,600,000	b	2,600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	3,000,000	b	3,000,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.14	3/1/12	3,000,000	b	3,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.31	3/7/12	1,500,000	b	1,500,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Poly Prep Country Day School
Project) (LOC; Bank of America)	0.28	3/7/12	750,000	a,b	750,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Village Center for Care
Project) (LOC; Bank of America)	0.28	3/7/12	1,500,000	b	1,500,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.28	3/7/12	1,000,000	b	1,000,000
New York City Housing Development
Corporation, MFMR (Queens
Family Courthouse Apartments)
(LOC; Citibank NA)	0.16	3/7/12	2,400,000	b	2,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.24	3/7/12	3,300,000	a,b	3,300,000
New York City Industrial
Development Agency, Civic

Facility Revenue (Brooklyn
United Methodist Church Home
Project) (LOC; TD Bank)	0.16	3/7/12	4,785,000	b	4,785,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T
Trust)	0.22	3/7/12	1,400,000	a,b	1,400,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Professional Children's School
Project) (LOC; Wells Fargo
Bank)	0.26	3/7/12	1,700,000	a,b	1,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; TD Bank)	0.28	3/7/12	800,000	a,b	800,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.10	3/1/12	6,040,000	b	6,040,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (LOC; Bank of Nova
Scotia)	0.11	3/7/12	1,000,000	b	1,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.09	3/1/12	2,770,000	b	2,770,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Wells Fargo Bank)	0.10	3/1/12	1,285,000	b	1,285,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade

Center Project) (LOC; JPMorgan
Chase Bank)	0.17	3/7/12	4,505,000	b	4,505,000
New York State Dormitory
Authority, Facilities
Improvement Revenue (Mental
Health Services) (LOC; Royal
Bank of Canada)	0.14	3/7/12	1,095,000	b	1,095,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.19	3/7/12	7,635,000	b	7,635,000
Newark Central School District,
GO Notes, BAN	1.50	6/25/12	1,000,000	a	1,003,010
Niagara Area Development
Corporation, Revenue (Niagara
Falls Memorial Medical Center
Project) (LOC; HSBC Bank USA)	0.11	3/7/12	2,500,000	b	2,500,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.16	3/7/12	3,050,000	b	3,050,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Trust)	0.26	3/7/12	2,220,000	b	2,220,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	4,500,000	a	4,510,269
Port Authority of New York and New
Jersey, Equipment Notes	0.22	3/7/12	2,800,000	b	2,800,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	2,200,000	a	2,207,491
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.15	3/7/12	900,000	b	900,000
RBC Municipal Products Inc. Trust
(Series O-17) (New York City
Municipal Water Finance

Authority, Water and Sewer
System Second General
Resolution Revenue) (Liquidity
Facility; Royal Bank of Canada)	0.13	3/7/12	2,400,000 b,c,d		2,400,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.10	3/1/12	3,240,000	b	3,240,000
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; HSBC Bank USA)	0.16	3/7/12	5,000,000	b	5,000,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College Project) (LOC; TD Bank)	0.15	3/7/12	2,815,000	a,b	2,815,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.26	3/7/12	1,640,000	b	1,640,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,860,000		1,864,158
Springs Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,300,000	a	1,303,403
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.26	3/7/12	2,455,000	a,b	2,455,000
Sullivan County,
GO Notes, BAN	1.25	3/8/13	1,200,000		1,207,752
Sullivan County,
GO Notes, TAN	1.25	3/15/13	1,500,000		1,511,190
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.21	3/7/12	1,800,000	b	1,800,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithaca

College Project) (LOC; HSBC
Bank USA)	0.16	3/7/12	7,790,000	a,b	7,790,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wells
Fargo Bank)	0.19	3/7/12	4,910,000	b	4,910,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(Citigroup ROCS, Series RR II
R-11934) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	2,000,000 b,c,d		2,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.09	3/1/12	2,900,000	b	2,900,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.10	3/7/12	3,850,000	b	3,850,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California State
Teachers Retirement System)	0.12	3/7/12	5,000,000	b	5,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; U.S. Bank NA)	0.08	3/1/12	4,000,000	b	4,000,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; U.S. Bank NA)	0.08	3/1/12	3,400,000	b	3,400,000
Valley Central School District at
Montgomery, GO Notes, BAN	0.75	6/29/12	1,000,000	a	1,001,153
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)

(LOC; Wells Fargo Bank)	0.17	3/7/12	2,810,000	b	2,810,000

U.S. Related--4.0%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (LOC; Barclays Bank
PLC)	0.14	3/7/12	200,000	b	200,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11762) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	5,500,000 b,c,d		5,500,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11764) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	1,375,000 b,c,d		1,375,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.16	3/7/12	1,000,000 b,c,d		1,000,000

Total Investments (cost $204,598,049)			102.3%		204,598,049
Liabilities, Less Cash and Receivables			(2.3%)		(4,636,821)
Net Assets			100.0%		199,961,228

a At February 29, 2012, the fund had $55,662,331 or 27.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $12,275,000 or 6.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	204,598,049
Level 3 - Significant Unobservable Inputs	-
Total	204,598,049

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)